November 29, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Prudential California Municipal Fund
File Nos. 2-91215 and 811-4024

Ladies and Gentlemen:

On behalf of Prudential California Municipal Fund enclosed for filing under the Investment Company Act of l940 is one copy of the Rule 24f-2 Notice.
This document has been filed using the EDGAR system.

If you have any questions relating to the foregoing, please call the undersigned at (973) 367-7521.

Please acknowledge receipt via EDGAR.

Very truly yours,


							/s/ Deborah A. Docs
							Deborah A. Docs
Enclosures					Secretary



cc:	Gregory N. Bressler
(Swidler Berlin Shereff Friedman, LLP)









	U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer: Prudential California
Municipal Fund, 100 Mulberry Street, Gateway Center
Three, Newark, New Jersey 07102-4077.

2.  Name of each series or class of funds for which this
Form is filed (If the Form is being filed for all
series and classes of securities of the issuer, check
the box but do not list series or classes):
										[X]

3.	Investment Company Act File Number:  811-4024.
Securities Act File Number: 2-91215.

4(a).Last day of fiscal year for which this Form is filed:
August 31, 1999.

	 (b).[ ] Check box if this Form is being filed late (i.e.
more
than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will
be      filing this Form

     5.	Calculation of registration fee:

    (i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):			   $1,422,160,022

   (ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):                  $1,416,997,570


	  (iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending not earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission.	 	                      $      0

(iv)	Total available redemption credits
			[add items 5(ii)and 5(iii)].         $1,416,997,570

(v)	Net sales - If item 5(i) is greater
			than Item 5(iv) [subtract item 5(iv)
			from item 5(i)].					  $5,162,452

(vi)  Redemption credits available for use
		   in future years.
		   -if item 5(i) is less than item 5(iv)
		   [subtract item 5(i) from item (5(iv)]  $     0

(vii)  Multiplier for determining registration
		   fee (See instuction C.9):			   x   .000278

(viii)  Registration fee due [multiply item 5(v)
		   by item 5(vii)] enter "0" if no fee is
		   due.					 		   =$1,435

			6.	Prepaid Shares

		If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted
here:     0    . If there is a number of shares or other units
that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:    0   .

	7.	Interest due - if this Form is being filed
    more than 90 days after the end of the of
    the issuer's fiscal year (See Instruction D):+$   0
 	8.	Total amount of the registration fee due
 		plus any interest due [line 5(viii)plus
 	line 7]:							 	=$1,435



 	9.	Date the registration fee and any interest payment was
 		sent to the Commission's lockbox depository:
 									November 26, 1999

 		Method of Delivery:

 				[X] Wire Transfer
 				[ ] Mail or other means


 SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)/s/ Deborah A. Docs

 					 Secretary

 Date: November 29, 1999




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